ISI
                                    Strategy
                                  Fund Shares

Directors and Officers

Edward S. Hyman                            Carrie L. Butler
Chairman                                   Vice President

Joseph R. Hardiman                         Thomas D. Stevens
Director                                   Vice President

Louis E. Levy                              Margaret M. Beeler
Director                                   Assistant Vice President

Carl W. Vogt, Esq.                         Keith C. Reilly
Director                                   Assistant Vice President

R. Alan Medaugh                            Charles A. Rizzo
President                                  Treasurer

Nancy Lazar                                Amy M. Olmert
Vice President                             Secretary

David R. Borger
Vice President



Investment Objective

An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury.

Investment Advisor
ISI Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

Shareholder Servicing Agent
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426

Distributor
ISI Group Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175




                  ISI
                      International Strategy & Investment



                                      ISI
                                    STRATEGY
                                  FUND SHARES
                      (A Class of ISI Strategy Fund, Inc.)



                             (GRAPHIC APPEARS HERE)




                               SEMI-ANNUAL REPORT

                               November 30, 1999

Investment Advisor's Report

     During the first half of this fiscal year, May 1999-November 1999, the total return of the fund was +3.54%. For the last year the return was +10.22% and since inception on September 16, 1997 the cumulative total return has been +28.84%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges.

     The equity and bond markets have been very volatile over the last year with equities significantly outperforming bonds. The total return of the Wilshire 5000 Index is up, while the bond markets' total return, represented by the Lehman Treasury Index, is down for the year. Please see charts below.


                             (GRAPHIC APPEARS HERE)

                                 Wilshire 5000
                              11/30/98 - 11/30/99

                            11/99          12,851.85
                            10/99          12,449.45
                             9/99          11,713.80
                             8/99          12,042.23
                             7/99          12,169.73
                             6/99          12,583.60
                             5/99          11,976.75
                             4/99          12,259.36
                             3/99          11,707.67
                             2/99          11,286.08
                             1/99          11,724.83
                            12/98          11,317.59
                            11/98          10,650.20



                             (GRAPHIC APPEARS HERE)

                            Bond Market 11/98 - 11/99
                     Price US Long Treasury (T 5.25% 11/28)

                           11/99             84-12
                           10/99             85-27
                            9/99             86-25
                            8/99             86-23
                            7/99             87-12
                            6/99             89-00
                            5/99             90-14
                            4/99             92-21
                            3/99             93-10
                            2/99             94-15
                            1/99            102-16
                           12/98            102-11
                           11/98            102-27



     During the last year, the Fund generally carried a modest overweighting in equities, which was reduced recently to a slight underweighting for equities; currently 57.5% equities/42.5% bonds and reserves.

Asset Mix Management

     The striking feature of the last year has been the growing gap in the performance of stocks and bonds. On a simple price basis, the Wilshire 5000 is up +20% while the 30 Year Treasury bond is down -18%. The bond market and the Federal Reserve have grown wary of the long term inflation implications of the U.S. economy's high growth performance. The Federal Reserve has raised rates three times this year totaling an increase of 75 basis points. Long Term Treasury yields have jumped 116 basis points. At the same time stocks, represented by the Wilshire 5000 Index, have turned in a strong performance moving up from 10,700 to 12,800 over the last year.

     The Fund manages the mix between stocks/bonds and cash to produce a good total return while controlling volatility. Over the first nine months of the last year, the Fund's portfolio emphasized stocks, having a weighting of between 63.9% to 67.3% in equities. In the most recent three months, the mix was changed, reducing equities to a 57.5% representation. ISI expects that rates will continue to edge up until the economy slows. At the same time, the prospects of a slowing economy should curtail the pace of equity performance. For the moment, the recent equity sale proceeds are being held in reserve to dampen portfolio volatility.

          Please refer to the table below and the sections on Equity and Bond Management which follow the table.

                              Asset Mix Management

                    Percent of Portfolio              Stock and Bond
                     ISI Strategy Fund           Index Price Performance
---------------------------------------------------------------------------
                               Bonds &           Wilshire        U.S. Long
              Equities          Cash               Index          Treasury
---------------------------------------------------------------------------
Nov. 98         63.9%          36.10%             10,700          $102.84
Feb. 99         64.9%          35.10%             11,300           $94.47
May 99          67.1%          32.90%             12,000           $90.44
Aug. 99         67.3%          32.70%             12,050           $86.72
Nov. 99         57.5%          42.50%             12,800           $84.38



Equity Management

     The goal of the Fund's equity portfolio is to provide broad exposure to the U.S. equity market as represented by the Wilshire 5000, the broadest measure of the U.S. equity market. Currently, the equity portfolio has 1,565 names. Wilshire Associates, the creator of the index, manages the equity portion of the Strategy Fund. The portfolio is constructed to match the index as closely as is possible on the basis of capitalization and industry. The Fund's industry profile compared to the Wilshire 5000 Index is very similar. Using a broad 39 industry classification, the variance between the Fund and the index is only minor. The portfolio also tracks the index on a capitalization basis. For example, at the large capitalization end of the market, the top ten holdings are very close to the index. Please see table in the next column for the top ten holdings. At the other extreme, the smallest 30% of all stocks in the market (7,109 stocks) carry a weighting of only 0.23%. The Fund has a similar weighting of 0.22% for the smallest stocks.


                                Top 10 Holdings
                                (As of 11/30/99)

                                    ISI Strategy Fund         Wilshire 5000
                                    Equity Portfolio             % Market
   Company                           % Market Value               Value
------------------------------------------------------------------------------
   Microsoft Corp.                        3.27%                    3.18%
   General Electric Co.                   2.92                     2.92
   Cisco System, Inc.                     2.03                     1.98
   Intel Corp.                            1.79                     1.73
   Wal Mart Stores, Inc.                  1.79                     1.75
   Lucent Technologies                    1.57                     1.53
      Exxon Mobil Corp.                   1.37                     1.88
   International Business
    Machines                              1.33                     1.27
   Merck & Co., Inc.                      1.32                     1.26
   Citigroup, Inc.                        1.28                     1.24
   Subtotal                              18.67%                   18.74%


Bond Management

     As yields rose from 5.25% to 6.00%, the Fund's bond section was scaled back in duration from 9.5 years to 7.5 years. At that point, the bond portfolio's duration was extended a bit, back to an 8.0 year duration. Higher rates, however, have so far not slowed the economy. Recently, ISI has turned cautious on the near term direction of interest rates. As a result, the duration of the bond portfolio, including reserves, has been reduced from 8.0 years to 4.0 years. We expect higher rates will eventually slow the economy, most likely in the second and third quarters of 2000. From that

Investment Advisor's Report (concluded)


point, bonds and stocks should both perform well. Please refer to ISI's Outlook For The Economy, Money and Markets report which follows this letter.


                                Bond Management

                  Strategy Fund      Lehman Brothers
                  Bond Portfolio     Treasury Index        Yield on
                  Duration (Yrs.)    Duration (Yrs.)     Long Treasury
----------------------------------------------------------------------
Nov. 98                9.50               5.64               5.28%
Feb. 99                7.50               5.60               5.77%
May 99                 8.00               5.52               6.05%
Aug. 99                8.00               5.42               6.33%
Nov. 99                4.00               5.37               6.44%



          We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/s/ R. ALAN MEDAUGH

R. Alan Medaugh
President
December 27, 1999

Outlook For The Economy, Money And Markets


Overview

     Our outlook focuses on the stock market's influence on the U.S. economy and the relationship between a strong U.S. economy and prospects for global growth. In our view, the likely course is for a strong U.S. and world economy early in 2000. We see this growth spurt causing Central Banks around the world to push up short term rates. Bond markets are already on the defensive; in the U.S. long term rates are up more than short term rates. These rate actions should cause a growth pause in the second and third quarter of next year. This is also likely to dampen equity gains for a while next year. Overall, we expect financial markets will turn in a good performance for the full year because inflation will remain restrained.

The Near Term

     We expect four forces to lift U.S. growth. First, and most important, the stock market surge is driving up retail sales. Our work shows a close correlation between a rise in the S&P Index and retail sales. So, for each 1% rise in the S&P Index during the fourth quarter, there is a 0.8% gain in fourth quarter retail sales. Second, the economy has tended to firm early in the new year. A building seasonal reflecting rising bonus pay and earlier tax refunds has caused this strength. Third, money growth due to Y2K preparation has surged. This rapid growth helps explain the stock market's surge. Fourth, foreign economies are generally firming, lifting U.S. manufacturing. ISI's survey of manufacturers indicates their overseas business has picked up a lot recently. Their domestic business is also improving. The bottom line is that the U.S. economy is hitting on all cylinders and is likely to accelerate in the near term. We have lifted our economic growth estimate from 4.0% to 4.5% in the fourth quarter. Please see table below.


                               ISI Forecast Table

                                                         ISI Forecast
                              99:1Q       99:2Q       99:3Q       99:4Q       00:1Q       00:2Q
--------------------------------------------------------------------------------------------------
Nominal GDP                     5.7%        3.3%        6.7%        6.0%        6.0%        4.5%
GDP Deflator                    1.9         1.4         1.1         1.5         1.5         1.5
RealGDP                         3.7         1.9         5.5         4.5         4.5         3.0
30 Year Bond Yield*             5.6         6.0         6.1         6.4         6.5         5.8
Fed Funds Rate*                 4.7         5.0         5.3         5.5         5.7         5.7
S&P 500 Operating
 EPS**                          $48         $51         $52         $53         $55         $55
Y/Y % Change                      7%         15%         22%         16%         15%          8%

  *End of Quarter
 **S&P 500 EPS, seasonally adjusted, annual rate.




First Half of 2000

     We expect that growth here and abroad will slow as we enter the second quarter. The causes are likely to be a reversal of the seasonal strengths of the first quarter and higher interest rates. It is also possible for Japan to stumble back into a recession by reporting a second quarter of declining GDP when they release the fourth quarter's numbers. There may also be a downshifting in Information Technology spending after the long burst for Y2K. Energy prices are up around the world by double digit gains this year. This serves as a tax increase on consumers and may slow spending after the holidays. Slower growth would take away the threat of inflation, and that would lead to lower bond interest rates. Overall, we expect that the year 2000 will produce good returns for stocks and bonds after some early in the year jitters.

SEC Calculations

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange commission (SEC) requires that when we report such figures, we also include the fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SECtotal return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 4.45% maximum sales charge.

                          AVERAGE ANNUAL TOTAL RETURN

                                                           % Return with
    Periods ended 11/30/99:                                 Sales Charge
-----------------------------------------------------------------------------
    One Year                                                    5.53%
    Since Inception (9/16/97)                                   8.04%


     These  total  returns   correspond  to  those   experienced  by  individual
shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

ISI Strategy Fund, Inc.

Statement of Net Assets                                        November 30, 1999
(Unaudited)

                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--50.6%
20th Century Industries                                          200        $     3,875
3Com Corp.*                                                      600             23,887
A.G. Edwards & Sons, Inc.                                        200              5,950
AAR Corp.                                                        100              1,650
Abbott Laboratories                                            2,200             83,600
Abercrombie & Fitch Co.-- Class A                                204              6,604
Ackerley Group, Inc.                                             200              3,275
ACNielsen Corp.                                                  100              2,481
Acxiom Corp.*                                                    100              1,778
Adaptec, Inc.                                                    200             10,775
ADC Telecommunications, Inc.*                                    200             10,662
Administaff, Inc.*                                               300              5,025
Adobe Systems, Inc.                                              200             13,737
Adtran, Inc.*                                                    100              3,900
Advance Paradigm, Inc.                                           100              3,975
Advanced Energy Industries*                                      100              3,362
Advanced Fibre Communications                                    100              2,781
Advanced Micro Devices, Inc.*                                    200              5,650
Aegon N.V. ADR*                                                    0                 56
AES Corp.*                                                       300             17,381
Aetna, Inc.                                                      200             10,925
Affiliated Computer Services, Inc.-- Class A                     100              3,744
Affiliated Managers Group, Inc.                                  200              5,950
Aflac, Inc.                                                      400             19,150
Aftermarket Technology                                           100                875
Ag-Chem Equipment Co., Inc.                                      100              1,269
AGCO Corp.                                                       100              1,269
Agribrands International*                                        100              4,706
Air Express International Corp.                                  100              3,225
Air Products & Chemicals, Inc.                                   400             12,950
Airborne Freight Corp.                                           100              2,319
Airlease, Ltd.                                                   100              1,169
AK Steel Holding Corp.                                           100              1,656
Albany International Corp.-- Class A                             204              3,442
Albertson's, Inc.                                                615             19,642
Alcoa                                                            560             36,680
Allegheny Energy, Inc.                                           200              5,800
Allegheny Technologies                                           150              3,778
Allegiance Telecom, Inc.*                                        100              7,387
Allen Telecom, Inc.                                              100                937
Allergan, Inc.                                                   100              9,837
Alliance Capital Mgmt Holding LP                                 300              9,000
Alliant Energy Corp.                                             100              2,706
Allied Capital Corp.                                             200              4,050
Allied Products Corp.*                                           200                725
Allied Waste Industries, Inc.*                                   300              2,437
Allied-Signal, Inc.                                              800             47,850
Allmerica Financial Corp.                                        100              5,519


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Allstate Corp.                                                 1,200        $    31,425
ALLTEL Corp.                                                     467             40,395
Alpha Industries, Inc.*                                          100              6,050
Alphanet Solutions, Inc.                                         100                462
Altera Corp.*                                                    300             16,162
Alterra Healthcare Corp.                                         400              3,025
Alyn Corp.*                                                      100                231
ALZA Corp.*                                                      140              6,046
Amazon.com, Inc.                                                 500             42,531
AMBAC, Inc.                                                      100              5,450
AMC Entertainment, Inc.                                          300              3,037
Amcol International Corp.                                        550              9,762
Amcore Financial, Inc.                                           100              2,525
Amerada Hess Corp.                                               100              5,794
Amerco                                                           100              2,644
Ameren Corp.                                                     200              6,925
America Online, Inc.*                                          3,160            229,692
American-- Classic Voyages Co.                                   100              2,900
American Axle & Mfg. Holdings                                    200              2,575
American BanCorp. Ohio                                           100              1,756
American Biltrite, Inc.                                          100              1,487
American Dental Partners                                         200              1,562
American Eagle Outfitters                                        100              4,569
American Electric Power Co., Inc.                                300              9,412
American Express Co.                                             600             90,787
American Financial Group, Inc.                                   100              2,694
American General Corp.                                           400             29,325
American Home Products Corp.                                   1,900             98,800
American International Group, Inc.                             2,257            233,087
American Management Systems, Inc.                                100              2,937
American Power Conversion Corp.                                  200              4,762
American Retirement Corp.                                        100                862
American Standard Co., Inc.*                                     100              3,894
American Tower Corp.                                             200              5,225
American Water Works Co., Inc.                                   100              2,556
Amerisource Health Corp.-- Class A                               200              2,475
AmeriTrade Holding Corp.                                         300              6,787
Amfm, Inc.*                                                      249             17,640
Amgen, Inc.*                                                   1,600             72,900
Amkor Technology, Inc. (a)                                       200              5,400
Amli Residential Properties                                      400              8,525
AMR Corp.                                                        200             12,175
Amsouth Bancorp                                                  549             12,391
Anadarko Petroleum Corp.                                         200              6,025
Analog Devices, Inc.*                                            200             11,487
Andrew Corp.*                                                    200              2,787
Anesta Corp.                                                     100              1,462
Anheuser Busch                                                   700             52,369

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Answerthink Consulting Group                                     300        $     7,781
Antec Corp.                                                      100              5,600
AON Corp.                                                        450             16,059
Apache Corp.                                                     200              7,162
Apartment Investment & Management Co.                            152              5,652
Apogee Enterprises, Inc.                                         400              2,425
Apollo Group, Inc.-- Class A*                                    100              2,687
Apple Computer, Inc.                                             200             19,575
Applebee's International, Inc.                                   100              3,012
Applied Materials, Inc.*                                         500             48,719
Applied Micro Circuits Corp.                                     100              8,312
Arabian Shield Development Co.                                   100                106
Arch Coal, Inc.                                                  200              1,950
Archer-Daniels-Midland Co.                                     1,076             13,386
Archstone Communities Trust                                      300              6,019
Area Bankshares Corp.                                            200              5,025
Aremissoft Corporation                                           100              1,700
Argonaut Group, Inc.                                             100              2,312
Argosy Gaming Corp.                                              100                412
ARI Network Services, Inc.                                       300              1,631
Ariba, Inc.                                                      100             18,056
Arnold Industries, Inc.                                          100              1,269
Arrow Electronics, Inc.*                                         200              4,575
Arrow Financial Corp.                                            250              5,000
Arrow International, Inc.                                        100              2,994
Art Technology Group*                                            100              6,350
Ashland                                                          100              3,375
Aspen Technology, Inc.                                           400              7,550
Associated Banc-Corp.                                            100              3,906
Associated Estates Realty Corp.                                  200              1,487
Associates First Capital Corp.                                 1,024             34,048
At Home Corp. Series A                                           516             25,063
AT&T Corp.                                                     4,638            259,148
Atlantic Coast Airlines, Inc.*                                   100              2,075
Atlantic Richfield Co.                                           500             48,187
Atlas Air, Inc.*                                                 100              2,519
Atmel Corp.                                                      100              4,481
Atrion Corp.                                                     300              3,562
Authentic Fitness Corp.                                          100              2,069
Automatic Data Processing, Inc.                                  900             44,437
Autonation                                                       600              5,587
Autozone, Inc.*                                                  300              8,269
Avalonbay Communities, Inc.                                      100              3,237
Avery Dennison                                                   200             11,875
Avid Technology, Inc.*                                           300              3,319
Avis Rent A Car, Inc.                                            100              1,912
Avista Corp.                                                     100              1,625
Aviva Petroleum, Inc.                                            500                 16


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Avnet, Inc.                                                      100        $     5,494
Avon Products, Inc.                                              500             18,219
AVT Corp.*                                                       100              4,019
Avx Corp.                                                        100              4,094
Axa Financial, Inc.                                              700             23,537
Aztec Technology Partners                                         20                 81
Baker Hughes, Inc.                                               570             14,392
Baldor Electric Co.                                              200              3,912
Bank of America                                                2,523            147,595
The Bank of New York Co., Inc.                                 1,100             43,863
Bank of South Carolina                                           100              1,400
Bank One Corp.                                                 1,736             61,194
Bard, C.R., Inc.                                                 100              5,431
Barnes & Noble, Inc.                                             100              2,456
Barnett, Inc.                                                    100                878
Barr Laboratories, Inc.                                          100              3,150
Bassett Furniture Industries, Inc.                               200              3,187
Bausch & Lomb, Inc.                                              100              5,481
Baxter International, Inc.                                       400             27,025
BB&T Corp.                                                       467             15,002
Bea Systems, Inc.                                                100              8,125
Bear Stearns Co., Inc.                                           220              8,999
Beckman Coulter                                                  100              4,775
Becton, Dickinson & Co.                                          400             10,900
Bed, Bath & Beyond, Inc.*                                        200              6,250
Bell Atlantic Corp.                                            2,300            145,619
Bell Industries, Inc.                                            100                494
BellSouth Corp.                                                2,800            129,325
Belo, (A.H.) Corp.-- Class A                                     100              1,800
Bemis Co., Inc.                                                  100              3,150
Bergen Brunswig Corp.                                            400              3,300
Beringer Wine Estates Holdings, Inc.                             100              4,162
Berkshire Hathaway, Inc.-- Class B*                                5              9,325
Berkshire Hathaway, Inc.-- Class A*                                2            114,600
Best Buy Co., Inc.*                                              300             18,750
Bestfoods                                                        400             21,925
Bethlehem Steel Corp.                                            100                625
Beverly Enterprises, Inc.*                                       100                400
Beyond.com                                                       300              3,075
BI, Inc.                                                         100                750
Biogen, Inc.*                                                    200             14,612
Biomet, Inc.*                                                    200              6,337
Bisys Group, Inc.*                                               100              5,794
BJ Services Co.*                                                 200              6,975
BJ's Wholesale Club, Inc.*                                       100              3,737
Black & Decker Corp.                                             100              4,487
Blonder Tongue Laboratories, Inc.                                100                537
Blyth Industries, Inc.*                                          100              2,400

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
BMC Software, Inc.**                                             400        $    29,125
Bob Evans Farms, Inc.                                            200              2,987
Boeing Co.                                                     1,400             57,137
Boise Cascade Office Products Corp.                              200              2,300
Borders Group, Inc.*                                             100              1,550
Boston Properties, Inc.*                                         100              2,831
Boston Scientific Corp.*                                         700             14,787
Bowater, Inc.                                                    100              4,900
Brady (W. H.) Co.-- Class A                                      100              3,069
Brandywine Realty Trust                                          100              1,681
Brightpoint, Inc.*                                             1,000             11,062
Bristol Hotel & Resorts, Inc.                                     50                253
Bristol-Myers Squibb Co.                                       2,900            211,881
Broadcom Corp.-- Class A*                                        100             17,906
Broadwing                                                        409             11,934
Brooke Group, Ltd.*                                              105              1,831
Brookstone, Inc.                                                 200              3,375
Brown Shoe Company, Inc.                                         200              3,150
Brown-Forman Corp.-- Class B                                     100              6,269
Brunswick Corp.                                                  200              4,362
Buckeye Technology, Inc.                                         100              1,587
Burlington Industries, Inc.*                                     300              1,106
Burlington Northern Corp.                                        700             20,300
Burlington Resources, Inc.                                       300             10,087
Burnham Pacific Properties, Inc.                                 100                981
Burr-Brown Corp.*                                                100              4,431
Bush Boake Allen, Inc.                                           100              2,512
Butler Manufacturing Co.                                         100              2,144
BWAY Corp.                                                       100                575
Cabletron Systems, Inc.*                                         200              4,587
Cablevision Systems Corp.-- Class B*                             100              6,856
Cabot Corp.                                                      100              1,906
Cabot Industrial Trust                                           400              7,350
Cadence Design Systems, Inc.*                                    400              7,100
Callaway Golf Co.                                                100              1,456
Callon Petroleum Co.                                             300              3,562
Calpine Corp.*                                                   100              5,900
Cambrex Corp.                                                    100              3,150
Cambridge Technology Partners*                                   300              4,312
Campbell Soup                                                    600             26,775
Capital One Financial Corp.                                      300             13,969
Caraustar Industries, Inc.                                       100              2,444
Cardinal Health, Inc.                                            424             22,180
Careinsite                                                       100              5,237
Carematrix, Inc.                                                 200                412
Caribiner International, Inc.                                    400              3,550
Carlisle Companies, Inc.                                         100              3,356
Carnival Corp.-- Class A                                         900             39,712


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Carolina First Corp.                                             100        $     2,044
Carolina Power & Light Co.                                       300              9,037
Carpenter Technology Corp.                                       100              2,625
Carter-Wallace, Inc.                                             300              5,419
Cascade Corp.                                                    400              3,800
Cascade Financial Corp.                                          125              1,594
Cascade Natural Gas Corp.*                                       100              1,756
Casella Waste Systems, Inc.                                      300              4,931
Casey's General Stores, Inc.                                     100              1,275
Catalina Marketing Corp.*                                        100              9,531
Catellus Development Corp.*                                      200              2,587
Caterpillar, Inc.                                                500             23,187
CBS Corp.                                                      1,081             56,212
CCB Financial Corp.                                              100              4,337
CDI Corp.                                                        100              2,425
CellStar Corp.                                                   300              2,887
Cendant Corp.*                                                 1,040             17,225
Centennial Cellular                                              100              6,050
Centex Corp.                                                     100              2,375
Centigram Communications Corp.*                                  300              4,200
Central & South West Corp.                                       400              8,000
Central Hudson Gas & Electric Corp.                              100              3,344
Central Newspapers, Inc.-- Class A                               100              3,781
Centura Banks, Inc.                                              100              4,650
Centurytel, Inc.                                                 225             10,350
Ceridian Corp.                                                   300              6,487
CH Robinson Worldwide                                            100              3,487
Champion Enterprises, Inc.*                                      100                856
Champion International Corp.                                     100              5,544
Charles Schwab Corp.                                           1,200             45,525
Charter One Financial                                            325              7,059
Chase Brass Industries, Inc.*                                    100                881
Chase Manhattan Corp.                                          1,200             92,700
Cheap Tickets, Inc.*                                             100              1,669
Checkfree Holdings, Corp.                                        100              6,569
Checkpoint System, Inc.*                                         200              1,587
Chesapeake Corp.                                                 100              3,194
Chevron Corp.                                                  1,000             88,562
Children's Comprehensive Services, Inc.                          400              2,700
Children's Place Retail Stores, Inc.*                            100              2,469
Chiquita Brands International, Inc.                              100                437
Chiron Corp.*                                                    300              9,844
Choice Hotels Corp., Inc.                                        300              4,706
Chris-Craft Industries, Inc.                                       3                208
The Chubb Corp.                                                  300             16,069
CIENA Corp.                                                      200              8,787
Cigna Corp.                                                      300             24,675
Cincinnati Financial Corp.                                       300             10,050

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Cinergy                                                          300        $     7,594
Cintas Corp.                                                     100              4,594
Circle.com                                                        75                975
Circuit City Stores, Inc.                                        300             14,550
Cirrus Logic*                                                    400              5,550
Cisco Systems, Inc.*                                           4,755            424,133
CIT Group, Inc.-- Class A                                        300              6,225
Citadel Communications Corp.                                     100              5,006
Citation Corp.                                                   100              1,694
Citigroup, Inc.                                                4,958            267,139
Citizens First Financial Corp.                                   100              1,250
Citizens Utilities Co.-- Class B                                 500              6,187
Citrix Systems, Inc*                                             100              9,487
City National Corp.                                              100              3,606
CK Witco Corporation                                             192              2,056
CKE Restaurants, Inc.                                            110                708
Claire's Stores, Inc.                                            100              2,169
Clarent Corp.                                                    100              8,125
Clayton Homes, Inc.                                              225              2,292
Clear Channel Communications, Inc.                               531             42,679
Cleco Corp.                                                      100              3,262
Clorox Company                                                   368             16,399
CMG Information Services*                                        100             14,712
CMS Energy Corp.                                                 200              6,650
CNA Financial Corp.                                              300             11,700
CNA Surety Corp.                                                 100              1,112
CNET, Inc.                                                       100              5,094
CNF Transportation                                               100              3,325
Coastal Corp.                                                    300             10,575
Coca-Cola Co.                                                  3,600            242,325
Coca-Cola Enterprises, Inc.                                      600             12,712
Colgate-Palmolive Co.                                            900             49,387
Colonial Bancgroup                                               200              2,287
Columbia Energy Group                                            150              9,412
Columbia/HCA Healthcare                                          800             21,800
Comarco, Inc.*                                                   100              1,825
Comcast Corp.-- Class A Special                                1,100             49,706
Comdisco, Inc.                                                   300              7,237
Comerica, Inc.                                                   250             13,250
Comfort Systems USA, Inc.                                        200              1,650
Commerce Bancorp, Inc.                                           106              4,558
Commerce Bancshares, Inc.                                        110              4,141
Commercial Federal Corp.*                                        200              3,637
Commonwealth Telephone Enterprises, Inc.                         100              5,906
Commscope, Inc.*                                                 100              4,212
Communications Systems, Inc.                                     200              2,325
Community Banks, Inc.                                            157              3,415
Compaq Computer Corp.                                          2,489             60,825



                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                         150        $     3,806
Compu-Dawn                                                       500              2,828
CompUSA, Inc.*                                                   200              1,175
Computer Associates International, Inc.                          750             48,750
Computer Sciences Corp.*                                         200             13,050
Compuware Corp.*                                                 600             20,287
COMSAT Corp.                                                     100              1,900
Comverse Technology                                               50              6,044
Conagra, Inc.                                                    700             16,887
Concepts Direct, Inc.                                            100              1,012
Concord Communications, Inc.*                                    100              5,350
Concord EFS, Inc.                                                375              9,937
Conexant Systems                                                 300             17,775
Conning Corp.                                                    200              1,700
Conoco Inc.-- Class B                                          1,000             26,187
Conseco, Inc.                                                    583             11,806
Consolidated Edison                                              400             13,800
Consolidated Graphics, Inc.                                      100              2,244
Consolidated Natural Gas Co.                                     100              6,412
Consolidated Papers, Inc.                                        100              2,925
Consolidated Stores Corp.*                                       182              2,866
Constellation Energy Group                                       300              8,831
Continental Airlines, Inc.-- Class B*                            100              3,700
Convergys Corp.*                                                 200              5,462
Cooper Cameron Corp.                                             100              4,287
Cooper Industries, Inc.                                          200              8,587
Cooper Tire & Rubber Co.                                         100              1,500
Copart, Inc.*                                                    200              5,200
Cornerstone Properties, Inc.                                     200              2,762
Corning, Inc.                                                    400             37,475
Corrpro Companies, Inc.                                          100                725
Costco Wholesale Corp.                                           300             27,506
Costilla Energy, Inc.*                                           400                 26
Coulter Pharmaceutical, Inc.                                     200              3,425
Countrywide Credit Industries, Inc.                              200              5,625
Covance, Inc.                                                    100              1,087
Covenant Transport, Inc.-- Class A                               100              1,450
Cox Communications*                                              700             32,900
CPB, Inc.                                                        300              7,594
CPI Corp.                                                        100              2,475
Craig Corp.*                                                     100                600
Credit Acceptance Corp.*                                         200                800
Cree Research, Inc.*                                             100              5,713
Crescent Real Estate Equities Co.                                200              3,387
Critical Path, Inc.*                                             100              5,569
Cross (A.T.) Co.-- Class A                                       100                525
Crown Castle International Corp.                                 200              4,212
Crown Cork & Seal Co., Inc.*                                     200              4,075

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Crystal Gas Storage, Inc.                                        100        $     5,562
CSG Systems International, Inc.*                                 200              8,725
CSK Auto Corp.*                                                  100              1,775
CSS Industries, Inc.*                                            100              2,137
CSX Corp.                                                        300             10,669
CTS Corp.                                                        100              8,019
Cullen/Frost Bankers, Inc.                                       100              2,850
Culp, Inc.                                                       100                625
Cummins Engine Co., Inc.                                         100              4,050
CVS Corp.                                                        562             22,304
Cyberian Outpost                                                 100              1,194
Cybersource Corp.                                                100              5,962
Cymer, Inc.                                                      100              4,000
Cypress Semiconductor Corp.*                                     100              2,725
Cytec Industries, Inc.                                           200              4,687
Cytyc Corp.                                                      100              4,362
D & K Healthcare Resources                                       100              1,700
D.R. Horton, Inc.                                                100              1,375
DA Consulting Group                                              100                425
Daily Journal Corp.                                              100              3,400
Dain Rauscher Corp.                                              100              4,869
Daisytek International Corp.                                     200              3,975
Dallas Semiconductor Corp.                                       100              5,769
Dana Corp.                                                       285              7,909
Danaher Corp.                                                    229             11,292
Darden Restaurants, Inc.                                         200              3,562
Data Dimensions, Inc.                                            200                675
Davel Communications                                             200                700
Davox Corp.                                                      100              1,675
Dawson Geophysical Co.                                           100                881
Dayton Hudson Corp.                                              700             49,394
Deere & Co.                                                      400             17,175
Delhaize America, Inc.                                           300              6,619
Delia's, Inc.*                                                   100              1,100
Dell Computer Corp.                                            3,700            159,100
Delphi Automotive Systems                                        738             11,634
Delta & Pine Land Co.                                            100              2,556
Delta Air Lines, Inc.                                            200              9,850
Deluxe Corp.                                                     100              2,619
Dendrite International, Inc.*                                    100              2,750
Dentsply International*                                          100              2,394
Devon Energy Corp.                                               144              5,102
DeVry, Inc.                                                      200              4,037
Dial Corp.                                                       200              5,612
Diamond Offshore Drilling, Inc.                                  200              6,100
DII Group, Inc.*                                                 100              6,312
Digital Microwave Corp.*                                         200              3,150
Dillards, Inc.-- Class A                                         200              3,775


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Ditech Communications                                            100        $    10,350
Dollar General Corp.                                             351              8,599
Dollar Tree Stores, Inc.                                         100              4,475
Dominion Resources, Inc.                                         300             13,612
Donaldson, Lufkin & Jenrette, Inc.                               200             10,062
Donnelly Corp.-- Class A                                         200              2,887
Doubleclick                                                      100             16,006
Dover Corp.                                                      300             13,012
Dow Chemical Co.                                                 300             35,137
Dow Jones & Co., Inc.                                            100              6,062
DPL, Inc.                                                        300              5,362
DQE, Inc.                                                        100              3,681
Dress Barn, Inc.*                                                200              3,412
DST Systems*                                                     100              6,294
DTE Energy Co.                                                   300              9,919
Duke Power Co.                                                   500             25,344
Duke Realty Investments, Inc.                                    100              1,850
Dun & Bradstreet                                                 200              5,400
Dupont, (E.I.) de Nemours & Co.                                1,500             89,156
Dura Automotive Systems, Inc.                                     34                705
Dura Pharmacetical, Inc.*                                        200              2,606
Dynegy, Inc.                                                     300              6,750
E Trade Group, Inc.*                                             400             12,025
E-Tek Dynamics                                                   100              7,500
E.piphany, Inc.                                                  100             16,944
Eagle Geophysical, Inc.                                            6                  0
Earthlink Network, Inc.*                                         100              5,237
Earthshell Container Common*                                     200                600
Eastman Chemical Co.                                             100              3,887
Eastman Kodak Co.                                                500             30,937
Eaton Corp.                                                      100              7,744
Ebay  200                                                     33,012
Ecolab, Inc.                                                     200              6,925
Edison International, Inc.                                       600             15,900
Efficient Networks, Inc.                                         100              6,000
El Paso Energy Corp.                                             400             15,400
Electro Scientific Industries, Inc.                              100              5,844
Electronic Arts*                                                 100             10,487
Electronic Data Systems Corp.                                    700             45,019
Electronics For Imaging*                                         100              4,456
Eli Lilly & Co.                                                1,600            114,800
EMC Corp.                                                      1,500            125,344
Emerson Electric Co.                                             600             34,200
Energy East Corp.                                                200              4,700
Engage Technology                                                100              4,925
Engelhard Corp.                                                  200              3,362
Enron Corp.                                                    1,000             38,062
Ensco International, Inc.                                        200              4,012

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Entercom Communications Corp.                                    100        $     5,719
Entergy                                                          400             11,025
EOG Resources, Inc.                                              200              3,700
Equifax, Inc.                                                    200              4,950
Equity Office Properties Trust                                   400              8,775
Equity Residential Properties Trust                              200              8,037
Erie Indemnity Company                                           100              3,350
Eshare Technologies, Inc.                                        200              1,775
Estee Lauder Co.-- Class A                                       200              8,437
Etoys*                                                           200             12,525
Evans & Sutherland Computer Corp.*                               100              1,294
Evercell                                                          33                610
Evergreen Resources, Inc.                                        200              4,200
Excel Technology, Inc.                                           300              4,387
Excelsior-Henderson Motorcycle                                   100                 69
Expeditors International of Washington                           100              4,075
Extended Stay America, Inc.                                      100                769
Exxon Corp.                                                    3,600            285,525
F & M National Corp.                                             103              2,923
Fairchild Semicon Intl.-- Class A                                100              2,800
Family Dollar Stores, Inc.                                       300              5,381
Fannie Mae                                                     1,500             99,937
Fastenal Co.                                                     100              3,850
FDX Corp.                                                        400             16,875
Federal Home Loan Mortgage Corp.                               1,000             49,375
Federal-Mogul Corp.                                              100              2,231
Federated Department Stores*                                     300             14,119
Felcor Lodging Trust, Inc.                                       168              2,856
Ferro Corp.                                                      100              2,106
Fifth Third Bancorp                                              404             28,309
FileNet Corp.*                                                   300              6,000
Financial Security Assurance Holdings, Ltd.                      200             10,562
Finova Group, Inc.                                               100              3,719
First Data Corp.                                                 600             25,950
First Financial Bancorp                                          120              2,692
First Financial Corp.-- Indiana                                  100              3,775
First Financial Corp./RI                                         100              1,300
First Health Group Corp.                                         100              2,519
First Midwest Bancorp, Inc.                                      100              4,200
First Security Corp.                                             300              8,437
First Tennessee National Corp.                                   200              6,575
First Union Corp.                                              1,382             53,466
First United Corp.                                               100              1,400
First Virginia Banks, Inc.                                       100              4,537
First Washington Realty Trust                                    300              5,362
Firstar Corp.                                                  1,411             36,694
Firstenergy Corp.                                                400              9,325
Firstmerit Corp.                                                 100              2,597


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                    125        $     4,437
Flagstar Bancorp, Inc.                                           100              1,594
Fleet Boston Financial Corp.                                   1,292             48,861
Florida Progress Corp.                                           200              8,550
Flowers Industries, Inc.                                         200              3,275
Flowserve Corp.                                                  100              1,737
Fluor Corp.                                                      100              4,206
Flushing Financial Corp.                                          50                797
Focal Communication Corp.                                        100              2,362
Ford Motor Company                                             1,800             90,900
Forest Laboratories, Inc.                                        100              5,119
Forrester Research, Inc.                                         100              4,862
Fort James Corp.                                                 300              8,625
Fortune Brands, Inc.                                             300             10,256
Fossil, Inc.*                                                    150              3,150
Foster Wheeler Corp.                                             200              2,037
Foundation Health Systems, Inc.                                  200              1,687
Fountain Powerboat Industries, Inc.                              100                300
Fox Entertainment Group                                          200              4,600
FPL Group, Inc.                                                  300             13,125
Franchise Finance Corp. REIT                                     100              2,225
Franklin Resources, Inc.                                         400             12,575
Freedom Securities Corp.                                         100              1,306
Freeport-McMoran Copper &
      Gold-- Class B                                             200              3,162
Fremont General Corp.                                            200              1,012
French Fragrances, Inc.                                          400              2,925
Friede Goldman International, Inc.                                57                481
Friedmans, Inc.-- Class A                                        100                756
Frontline Communications Crp                                     100                650
Fuelcell Energy, Inc.                                            150              3,591
Fulton Financial Corp.                                           110              2,262
Funco, Inc.                                                      200              3,450
Gadzoox Networks                                                 100              7,900
Galileo International, Inc.                                      200              6,400
Gannett Company, Inc.                                            400             28,625
Gap, Inc.                                                      1,275             51,637
Gartner Group-- Class B                                          277              3,066
Gateway, Inc.*                                                   500             38,187
GATX Corp.                                                       100              3,287
Gaylord Entertainment Company                                    100              3,019
GBC Bancorp                                                      200              4,225
Geltex Pharmaceuticals, Inc.                                     300              3,187
General Cable Corp.                                              300              2,325
General Cigar Holdings, Inc.                                     100                756
General Dynamics Corp.                                           300             15,469
General Electric Co.                                           4,726            614,406
General Growth Properties, Inc.                                  100              2,994

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
General Instrument Corp.                                         200        $    13,100
General Mills, Inc.                                              400             15,075
General Motors Corp.                                             900             64,800
General Motors Corp.-- Class H                                   200             17,125
General Semiconductor, Inc.                                      700              9,625
Genesys Telecom Labs, Inc.*                                      100              5,131
Genrad, Inc.*                                                    200              3,537
Gentex Corp.*                                                    100              1,869
Genuine Parts Co.                                                300              7,725
Genzyme Corp.                                                     17                 91
Genzyme Corp.*                                                   100              3,600
Genzyme-Molecular Oncology                                        10                 49
Geon Co.                                                         100              3,025
Georgia Pacific Timber Group                                     100              2,481
Georgia-Pacific Corp.                                            300             11,944
Giant Industries, Inc.                                           200              1,737
Gilead Sciences, Inc.*                                           100              4,800
Gillette Co.                                                   1,600             64,300
Glacier Bancorp                                                   21                362
Glatfelter (P.H.) Co.                                            100              1,287
Glenborough Realty Trust, Inc.                                   100              1,312
Glimcher Realty Trust                                            100              1,425
Global Industrial Technologies, Inc.                             100              1,262
Global Marine, Inc.*                                             300              4,594
Global Telesystems Group, Inc.*                                  200              6,387
Globespan                                                        100              7,687
Go.com                                                           115              3,112
Golden State Bancorp, Inc.                                       200              3,887
Golden State Bancorp-Litigation Warrant                          100                 81
Golden State Bank                                                100              3,562
Golden West Financial Corp.                                      100             10,094
Goldman Sachs Group                                              100              7,512
Goodrich (B.F.) Co.                                              222              5,009
Goodyear Tire & Rubber Co.                                       200              6,750
GPU, Inc.                                                        200              6,400
Graco, Inc.                                                      100              3,294
Grainger (W.W.), Inc.                                            200              9,425
Great Atlantic & Pacific Tea Co., Inc.                           100              2,544
Great Lakes Chemical Corp.                                       100              3,319
Great Plains Software, Inc.                                      100              5,344
Green Mountain Power Corp.                                       100                856
GreenPoint Financial Corp.                                       200              5,062
Greif Brothers Corp.-- Class A                                   100              2,950
Griffin Land & Nurseries, Inc.-- Class A                         100              1,075
GTE Corp.                                                      1,400            102,200
Guidant Corp.                                                    500             25,000
H & R Block, Inc.                                                100              4,300
Haggar Corp.                                                     200              2,425


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Halliburton Company                                              600        $    23,212
Hallmark Capital Corp.                                           200              1,950
Hallwood Group, Inc.                                             300              3,787
Hambrecht & Quist Group*                                         100              4,975
Hannaford Brothers, Co.                                          100              7,269
Harcourt General, Inc.                                           100              3,312
Harley-Davidson, Inc.                                            200             12,200
Harman International Industries, Inc.                            100              5,150
Harnischfeger Industries, Inc.                                   200                212
Harrah's Entertainment*                                          200              5,525
Harris Corp.                                                     100              2,100
Harsco Corp.                                                     100              2,981
Harte-Hanks Communications, Inc.                                 100              2,069
Hartford Financial Services Group, Inc.                          400             18,675
Hasbro, Inc.                                                     300              6,469
Hayes Lemmerz International, Inc.                                100              1,637
Headway Corporate Resources                                      200                750
Health Care REIT                                                 100              1,619
Health Management Associates, Inc.*                              350              4,309
Healtheon Corp.                                                  174              7,949
Healthplan Services Corp.                                        300              1,969
Healthsouth Corp.                                                700              3,981
Hearst-Argyle Television                                         100              2,175
Heartland Express, Inc.*                                         300              4,425
Hector Communications Corp.*                                     200              3,125
Heilig-Meyers Co.                                                400              1,450
Heinz, (H.J.) Co.                                                500             20,937
Helix Technology Corp.                                           100              4,048
Herbalife International, Inc.-- Class A                          200              2,900
Hercules, Inc.                                                   200              4,750
Herman Miller, Inc.                                              100              2,287
Hershey Foods Corp.                                              200              9,825
Hewlett-Packard Co.                                            1,500            142,312
Hexcel Corp.*                                                    300              1,781
Hibernia Corp.-- Class A                                         200              2,537
Hickory Tech Corp.                                               200              2,612
High Speed Access Corp.                                          100              2,206
Hillenbrand Industries, Inc.                                     100              3,419
Hilton Hotels Corp.                                              400              4,025
Hispanic Broadcasting Corp.*                                     100              8,237
Hollinger International                                          200              2,512
Hollywood Park, Inc.*                                            100              2,019
Home Depot, Inc.                                               2,200            173,937
Homegold Financial                                               100                 69
Homestake Mining Co.                                             300              2,475
Homestore.com                                                    100              6,525
Hon Industries, Inc.                                             100              2,162
Honeywell, Inc.                                                  200             22,387

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Horizon Financial Corp.                                          200        $     2,000
Horizon Group Properties, Inc.                                    20                 70
Hormel Foods Corp.                                               100              4,456
Host Marriott Corp.*                                             400              3,725
Houghton Mifflin Co.                                             100              3,669
Household International, Inc.                                    706             27,931
Hubbell, Inc.-- Class B                                          100              2,787
Hudson United Bancorp                                            103              3,180
Humana, Inc.                                                     300              2,100
Huntington Bancshares, Inc.                                      351              9,718
Hutchinson Technology, Inc.*                                     100              1,850
Hvide Marine, Inc.-- Class A                                     100                 13
Hyperion Software Corp.*                                         200              5,475
I2 Technologies, Inc.                                            100              8,500
IBP, Inc.                                                        200              4,412
ICG Communications, Inc.                                         131              2,481
ICN Pharmaceuticals, Inc.                                        200              4,862
ICOS Corp.*                                                      100              3,181
IDT Corp.*                                                       200              4,550
IDX Systems Corp.                                                100              2,119
Il Fornaio (America) Corp.*                                      300              1,800
Illinois Tool Works, Inc.                                        480             31,132
IMC Fertilizer Group, Inc.                                       200              3,225
Immunex Corp.*                                                   200             14,175
Impath, Inc.                                                     100              2,237
IMS Health                                                       400              9,425
Independent Bank East                                             64              1,086
Indymac Mortgage Holdings, Inc.                                  300              3,319
Infinity Broadcasting Corp. A                                    200              7,287
Informatica Corp.                                                100              7,287
Information Resources, Inc.*                                     200              2,000
Informix Corp.*                                                  300              3,300
Ingersoll-Rand Co.                                               200              9,687
Ingles Market, Inc.-- Class A                                    100              1,175
Ingram Micro, Inc.-- Class A                                     100              1,331
Inhale Therapeutic Systems                                       100              3,062
Inktomi Corp.                                                    100             12,906
Innovex, Inc.                                                    100                900
Input/Output, Inc                                                100                537
Insight Communications*                                          100              2,475
Insignia Financial Group                                         133              1,081
Integrated Electrical Services                                   100              1,062
Intel Corp.                                                    4,886            374,695
Interface, Inc.-- Class A                                        200                900
Interim Services*                                                200              3,688
Intermedia Communications of Florida, Inc.                       200              5,575
International Bancshares Corp.                                   125              5,844
International Business Machines Corp.                          2,700            278,269


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                         200        $     7,362
International Game Technology                                    200              3,600
International Home Foods, Inc.*                                  200              3,512
International Paper Co.                                          648             33,817
International Specialty Products                                 200              1,675
Internet Commerce Corp.-- Class A                                100              4,000
Interpool, Inc.                                                  200              1,775
Interpublic Group of Cos., Inc.                                  400             18,800
Interstate Hotels Corp.                                           10                 34
Interworld Corp.                                                 100              5,300
Intimate Brands                                                  420             18,007
Intuit                                                           200             10,000
Invacare Corp.                                                   100              2,106
Iomega Corp.                                                     300              1,162
Iron Mountain, Inc.                                              100              2,944
IRT Property Co.                                                 100                781
Irwin Financial Corp.                                            100              2,050
ISS Group, Inc.                                                  100              4,825
ITC Deltacom, Inc.*                                              100              2,744
Itron, Inc.                                                      300              1,894
ITT Industries*                                                  100              3,487
Ivax Corp.                                                       200              4,037
IXL Enterprises, Inc.                                            100              3,600
J. D. Edwards & Co.*                                             100              2,950
J.C. Penney Co., Inc.                                            400              8,925
Jabil Circuit, Inc.                                              100              6,394
Jacobs Engineering Group, Inc.                                   100              3,144
JDN Realty Corp.                                                 100              1,644
JDS Uniphase Corp.                                               100             22,875
Jefferson-Pilot Corp.                                            150             10,181
JLG Industries, Inc.                                             300              4,106
JLM Industries, Inc.                                             100                362
Jo-Ann Stores, Inc.-- Class A                                    300              3,919
Johns Manville Corp.                                             200              2,287
Johnson & Johnson                                              1,963            203,755
Johnson Controls, Inc.                                           100              5,450
Jones Apparel Group, Inc.*                                       200              5,337
Juniper Networks                                                 100             27,712
Justin Industries, Inc.                                          200              3,112
K-V Pharmaceutical Co.-- Class A*                                100              1,937
Kaiser Aluminum & Chemical Corp.*                                100                662
Kaman Corp.-- Class A                                            100              1,187
Kana Communications                                              100             14,700
Kansas City Southern Industries                                  200             11,912
Kaufman & Broad Home Corp.                                       100              2,212
Kaydon Corp.                                                     100              2,737
Keane, Inc.                                                      100              2,700
Keebler Foods Co.                                                100              2,756

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Kellogg Co.                                                      600        $    20,325
Kellwood Co.                                                     100              2,075
Kennedy-Wilson, Inc.                                             150              1,125
Kent Electronics Corp.*                                          200              4,587
Kerr-McGee Corp.                                                 173              9,904
KeyCorp                                                          600             16,200
Keyspan Energy Corp.                                             288              7,398
Keystone Financial, Inc.                                         100              2,350
Kilroy Realty Corp.                                              100              1,900
Kimball International, Inc.-- Class B                            200              3,312
Kimberly Clark Corp.                                             744             47,548
Kimco Realty Corp.                                               100              3,325
Kinder Morgan                                                    150              3,047
King Pharmaceuticals                                             150              6,919
Kitty Hawk, Inc.*                                                300              2,400
KLA Instruments Corp.*                                           100              8,456
Klamath First Bancorp, Inc.                                      200              2,287
Kmart Corp.*                                                     800              7,950
Knight-Ridder, Inc.                                              100              5,456
Knight/Trimark Group                                             200              8,238
Kohls Corp.*                                                     200             14,438
Kollmorgen Corp.                                                 100                913
Kroger Co.                                                     1,200             25,575
L-3 Communications Hldgs                                         100              4,125
Labor Ready, Inc.                                                225              2,855
Laclede Gas Co.                                                  200              4,375
Ladd Furniture, Inc.                                             100              2,113
Lafarge Corp.                                                    100              2,700
Lamar Advertising Co.                                            100              5,738
Lancaster Colony Corp.                                           100              3,238
Lance, Inc.                                                      100              1,044
Landry's Seafood Restaurants, Inc.                               300              2,644
Lanier Worldwide                                                 100                400
Lanvision Systems, Inc.                                          100                194
Lason Holdings, Inc.                                             100              2,438
Lawson Products, Inc.                                            100              2,275
Leap Wireless International                                      125              6,391
Lear Corp.                                                       100              3,306
Lee Enterprises, Inc.                                            100              2,831
Legato Systems, Inc.*                                            100              6,753
Legg Mason, Inc.                                                 100              3,519
Leggett & Platt, Inc.                                            300              6,431
Lehman Brothers, Inc.                                            200             15,275
Lennar Corp.                                                     100              1,631
Level 3 Communications, Inc.                                     500             33,906
Level 8 Systems, Inc.                                            100              2,081
Lexmark International Group, Inc. --
      Class A                                                    200             16,600


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
LG&E Corp.                                                       200        $     4,000
LHS Group, Inc.                                                  100              2,513
Liberty Financial Companies, Inc.                                200              4,700
Lifepoint Hospitals                                               57                670
Ligand Pharmaceutical-- Class B*                                 200              2,300
Limited, Inc.                                                    300             12,731
Lincare Holdings, Inc.                                           100              2,838
Lincoln National Corp.                                           300             12,506
Lindsay Manufacturer Co.*                                        150              2,522
Linear Technology Corp.                                          200             14,213
Linens `N Things, Inc.*                                          100              3,375
Lithia Motors                                                    200              3,788
Litton Industries, Inc.*                                         100              4,481
Liz Claiborne, Inc.                                              100              3,744
Lockheed Martin Corp.                                            600             11,925
Loews Corp.                                                      200             12,800
Logansport Financial Corp.                                       100                988
Longview Fibre Co.                                               100              1,275
Loral Space and Communications Ltd.                              400              7,175
Louis Dreyfus Natural Gas Corp.                                  200              3,600
Louisiana-Pacific Corp.                                          200              2,450
Lowe's Cos., Inc.                                                600             29,888
LSI Logic Corp.                                                  200             12,088
LTV Corp.                                                        100                350
Lubrizol Corp.                                                   100              2,738
Lucent Technologies, Inc.                                      4,503            329,007
Lycos, Inc.*                                                     100              5,600
Lyondell Petrochemical Co.                                       200              2,800
M.A. Hanna Co.                                                   300              3,131
Magellan Petroleum Corp.                                         200                306
Mail-Well, Inc.*                                                 100              1,194
Mallinckrodt Group, Inc.                                         100              3,325
Manitowoc Co., Inc.                                               50              1,525
Manor Care                                                       200              4,013
Manpower, Inc.                                                   100              3,644
Marine Drilling Companies, Inc.*                                 200              3,375
Marine Transport Corp.                                            10                 26
Mark IV Industries, Inc.                                         200              3,750
Marriott International-- Class A                                 400             13,025
Marsh and McLennan                                               400             31,450
Marshall & Ilsley Corp.                                          100              6,694
Martin Marietta Materials, Inc.                                  100              3,794
Masco Corp.                                                      700             17,675
Mascotech, Inc.                                                  200              2,400
Matlack Systems, Inc.                                            100                394
Mattel, Inc.                                                     820             11,736
Maxim Integrated Products, Inc.*                                 200             16,063
Maxwell Technologies, Inc.                                       200              2,150

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Maxxam, Inc.*                                                    100        $     4,544
May Department Stores Co.                                        500             16,813
Mays (J.W.), Inc.                                                100                575
Maytag Corp.                                                     200              9,538
MBIA, Inc.                                                       200             10,000
MBNA Corp.                                                     1,200             30,300
McClatchy Newspapers, Inc.                                       100              3,594
McCormick & Co., Inc.                                            100              3,206
McDonald's Corp.                                               2,000             90,000
McGraw-Hill, Inc.                                                300             17,006
MCI Worldcom, Inc.*                                            2,754            227,776
McKesson HBOC                                                    459             10,729
McLeod, Inc.                                                     200              8,600
McMoRan Exploration                                              200              4,363
MCN Corp.                                                        200              4,988
MDC Holdings, Inc.                                               300              4,481
Mead Corp.                                                       200              7,138
Meade Instruments Corp.                                          100              3,038
Mech Financial, Inc.                                             300             10,350
Media Arts Group, Inc.                                           300              1,163
Media General, Inc.                                              100              5,100
Medialink Worldwide                                              100                600
Mediaone Group                                                   900             71,325
Medical Assurance, Inc.*                                         100              2,194
Medical Manager Corp.*                                           100              6,056
Medimmune, Inc.*                                                 100             12,019
Meditrust Corp. Paired Stock                                     255              1,673
Medtronic, Inc.                                                1,720             66,865
Mellon Financial Corp.                                           700             25,506
MemberWorks, Inc.*                                               100              2,500
Men's Wearhouse, Inc.*                                           100              2,575
Mentor Corp. MN                                                  200              4,675
Mercantile Bankshares Corp.                                      100              3,441
Merchants New York Bancorp, Inc.                                 300              5,213
Merck & Co., Inc.                                              3,500            274,750
Meredith Corp.                                                   100              3,781
Meristar Hospitality Corp.                                       300              4,650
Meristar Hotels & Resorts, Inc.                                  100                338
Meritor Automotive, Inc.                                         100              1,713
Merrill Lynch & Co., Inc.                                        500             40,313
Merrimac Industries, Inc.                                         10                 78
Metamor Worldwide, Inc.                                          100              2,638
Methode Electronics, Inc.-- Class A                              200              5,400
Metris Companies, Inc.                                           100              3,163
Metro-Goldwyn-Mayer, Inc.                                        200              4,763
Metromedia Fiber Network, Inc.*                                  300             11,625
MGIC Investment Corp.                                            200             11,300
MGM Grand, Inc.*                                                 133              6,567


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Microage, Inc.*                                                  200        $       600
Microchip Technology, Inc.                                       100              6,338
Microfinancial                                                   200              2,263
Micron Technology, Inc.                                          300             20,138
Microsoft Corp.                                                7,500            682,852
Milacron                                                         100              1,456
Millennium Pharmaceuticals*                                      100              9,734
MindSpring Enterprises, Inc.*                                    200              6,313
Minerals Technologies, Inc.                                      100              3,950
Minnesota Mining & Manufacturing Co.                             600             57,338
Mirage Resorts, Inc.*                                            300              3,844
Mississippi Chemical Corp.                                       100                531
Mitchell Energy & Development Corp. --
       Class A                                                   200              4,713
MMC Networks, Inc.                                               100              1,969
MMI Companies                                                    200                813
Mobil Corp.                                                    1,100            114,744
Modis Professional Services                                      200              2,138
Molex, Inc.                                                      200             10,125
Momentum Business Applications                                     6                 49
Mondavi (Robert) Corp.-- Class A                                 100              3,847
Monsanto Co.                                                     900             37,969
Montana Power Co.                                                200              6,175
Morgan Stanley Dean Witter Discover & Co.                        800             96,500
Morgan, (J.P.) & Co., Inc.                                       300             39,450
Morrison Knudsen Corp.                                           200              1,738
Morrison Management Specialist, Inc.                             200              4,200
Motorola, Inc.                                                   900            102,825
MP3.com                                                          100              4,100
MRV Communications, Inc.                                         200              6,400
MSB Financial                                                    200              1,800
Murphy Oil Corp.                                                 100              5,650
Mustang.com, Inc.                                                300              3,488
Myers Industries, Inc.                                            10                150
Mylan Laboratories                                               200              4,713
Myriad Genetics, Inc.                                            200              6,625
Nabisco Group Holdings                                           600              6,938
Nabisco Holdings Corp.-- Class A                                 100              3,331
Nabors Industries, Inc.*                                         200              5,313
Nash Finch Co.                                                   300              2,175
National Bancorp Alaska, Inc.                                    200              5,175
National City Bankshares, Inc.                                   126              3,654
National City Corp.                                              840             20,948
National Community Bancorp                                       200              5,050
National Data Corp.                                              100              3,275
National Health Investors, Inc.                                  100              1,575
National Instruments Corp.                                       100              3,000
National Semiconductor Corp.*                                    200              8,500

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
National Service Industries, Inc.                                100        $     2,956
National Steel Corp.-- Class B                                   400              2,325
Navigant Consulting Co.*                                         100              1,063
Navigant International, Inc.                                      10                 93
Navistar International Corp.                                     100              3,719
NBTY, Inc.                                                       200              1,956
NCO Group, Inc.*                                                 100              4,638
NCR Corp.*                                                       200              6,563
Neiman-Marcus Group-- Class B                                     30                814
Nelson (Thomas), Inc.                                            100                888
Neon Systems                                                     100              2,513
Netro Corp.                                                      100              2,650
Network Appliance Corp.                                          100             11,769
Network Associates, Inc.                                         150              3,788
Netzero                                                          200              4,250
New Century Energies, Inc.                                       200              6,288
New England Electric System                                      100              5,338
New Era of Networks                                              200              9,625
New Jersey Resources Corp.                                       100              4,025
New York Times Co.-- Class A                                     200              7,688
Newell Rubbermaid, Inc.                                          436             14,306
Newmont Mining Corp.                                             205              4,856
Newpark Resources, Inc.                                          100                600
Newsedge Corp.                                                   100              1,000
Nextel Communications, Inc.-- Class A*                           500             49,563
Nextlink Communications, Inc.                                    100              5,000
NFO Worldwide, Inc.                                              200              2,613
Niagara Bancorp, Inc.                                            400              4,150
Niagara Mohawk Holdings                                          300              4,500
Nicor 100                                                      3,469
Nieman Marcus Group-- Class A                                    100              2,875
Nike, Inc.                                                       400             18,400
Nisource                                                         200              3,763
Nobility Homes                                                   110                653
Noble Drilling Corp.*                                            200              5,575
Nordstrom, Inc.                                                  300              8,344
Norfolk Southern Corp.                                           600             12,825
North American Vaccine, Inc.                                     200              1,100
North Fork BanCorp, Inc.                                         250              5,031
Northeast Utilities                                              200              4,225
Northern States Power Co. (Minn.)                                300              6,131
Northern Trust Corp.                                             200             19,363
Northfield Laboratories, Inc.                                    200              2,400
Northland Cranberries, Inc.-- Class A                            100                600
Northrop Grumman Corp.                                           100              5,619
Northwest Airlines Corp.-- Class A                               100              2,344
Northwest Bancorp, Inc.                                          200              1,638
Northwest Natural Gas Co.                                        100              2,513


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Northwestern Corp.                                               100        $     2,113
Norwood Financial Corp.                                          100              2,175
Nova Corp. (Georgia)                                             100              3,063
Novell, Inc.*                                                    600             11,738
Novellus Systems, Inc.*                                          100              8,213
Nstar                                                            241             10,025
NTL, Inc.                                                        125             11,398
Nu Skin Asia Pacific, Inc.                                       100              1,119
Nucor Corp.                                                      100              5,044
Oakley, Inc.                                                     200              1,200
Occidental Petroleum Corp.                                       600             13,163
Ocean Energy, Inc.                                               400              3,050
Oceaneering International, Inc.*                                 100              1,300
Ocwen Financial Corp.                                            200              1,300
OEA, Inc.*                                                       200              1,088
Office Depot, Inc.                                               600              6,675
Officemax*                                                       300              1,838
Offshore Logistics, Inc.*                                        100                988
Old Kent Financial Corp.                                         115              4,675
Old National Bancorp                                             157              5,171
Old Republic International Corp.                                 200              2,500
Olsten Corp.                                                     400              4,050
Omnicare, Inc.                                                   200              2,713
Omnicom Group, Inc.                                              200             17,625
Omnipoint Corp.                                                  100              8,100
Omnova Solutions                                                 100                625
On Command Corp.                                                 300              4,519
One Valley Bancorp, Inc.                                         100              3,394
Onix Systems, Inc.                                               100                588
Open Market, Inc.                                                400             14,725
Optical Cable Corp.                                              100              1,844
Oracle Systems Corp.                                           2,100            142,406
Orbital Sciences Corp.*                                          100              1,388
Oregon Steel Mills, Inc.                                         400              3,250
Orphan Medical, Inc.                                             100                619
Outback Steakhouse*                                              150              3,534
Outdoor Systems, Inc.                                            250             11,125
Overseas Shipholding Group, Inc.                                 100              1,463
Owens Corning                                                    100              1,575
Owens-Illinois, Inc.*                                            300              7,181
Oxford Health Plan*                                              400              5,863
Oxigene, Inc.                                                    300              4,875
P.P.& L. Resources, Inc.                                         300              6,919
Paccar, Inc.                                                     100              4,113
Pacific Century Hawaii, Inc.                                     200              3,925
Pacificamerica Money Center, Inc.                                200                 13
Pacificare Health Systems, Inc.-- Class A                        100              4,681
Pactiv Corp.                                                     300              3,075

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Paging Network, Inc.*                                            100        $        72
PaineWebber Group, Inc.                                          200              7,838
Pairgain Technologies, Inc.                                      100              1,525
Pall Corp.                                                       200              4,688
Palm Harbor Homes, Inc.                                          125              2,266
PAM Transportation Services, Inc.                                100              1,056
Pameco Corp.                                                     200                863
Panamsat Corp.                                                   100              4,256
Papa John's International*                                       100              3,591
Parametric Technology Corp.*                                     300              6,806
Parexel International Corp.                                      100              1,200
Park Place Entertainment                                         400              5,150
Parker-Hannifin Corp.                                            200              9,413
Patrick Industries, Inc.                                         100              1,200
Patterson Dental Co.*                                            100              4,588
Paychex, Inc.                                                    375             14,977
Payless Shoesource, Inc.*                                        100              4,581
PC Connection, Inc.                                              100              2,750
PE Corp.- Celera Genomics Group                                   50              3,063
PE Corp.- PE Biosystems                                          100              8,163
PECO Energy                                                      300              9,881
Penford Corp.                                                    200              3,025
Pennsylvania Real Estate Investment Trust                        100              1,706
Penwest Pharmaceuticals Co.                                      150              2,025
People's Energy                                                  100              3,675
Peoples Bank of Bridgeport*                                      100              2,119
Peoples Heritage Financial Group, Inc.                           200              3,388
Peoplesoft, Inc.*                                                300              5,644
Pep Boys (Manny Moe & Jack)                                      100                969
Pepsi-Cola Bottling                                              200              3,500
Pepsico, Inc.                                                  2,200             76,038
Perceptron, Inc.                                                 300              1,294
Peregrine Systems, Inc.                                          100              7,000
Performance Technologies, Inc.                                   100              2,025
PerkinElmer, Inc.                                                100              4,113
Perot Systems                                                    200              4,000
Perrigo*                                                         100                841
PETsMART, Inc.*                                                  100                431
Pfizer, Inc.                                                   5,700            206,269
PG & E Corp.                                                     600             13,425
Pharmaceutical Products Development
      Service Co.                                                100              1,238
Phelps Dodge Corp.                                               136              7,075
Philip Morris Companies, Inc.                                  3,500             92,094
Phillips Petroleum Co.                                           400             19,125
Pier 1 Imports, Inc.                                             150              1,041
Pinnacle West Capital Corp.                                      200              6,638
Pitney Bowes, Inc.                                               400             19,175


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Pixar, Inc.                                                      100        $     4,200
Pizza Inn, Inc.                                                  100                363
Plantronics, Inc.                                                100              6,300
Playboy Enterprises, Inc.-- Class B*                             100              2,081
PMI Group                                                         50              2,497
PNC Bank Corp.                                                   400             22,300
Policy Management Systems                                        100              2,013
Polycom, Inc.                                                    100              6,400
Popular, Inc.                                                    200              5,750
Portal Software                                                  100             11,706
Powertel, Inc.*                                                  100              8,575
Post Properties, Inc. REIT                                       100              3,813
Potomac Electric Power Co.                                       200              4,763
Powerwave Technologies, Inc.*                                    100              5,981
PPG Industries, Inc.                                             300             17,569
Praxair, Inc.                                                    200              8,925
Pre-Paid Legal Services, Inc.                                    100              2,388
Premier Parks, Inc.                                              100              2,500
Premiere Technologies, Inc.                                      200              1,525
Presidential Life Corp.                                          300              5,250
Preview Travel, Inc.                                             100              4,663
Price Communications Corp.                                       127              3,198
Priceline.com, Inc.*                                             200             12,400
Prime Retail, Inc.                                               400              2,550
Primedia, Inc.                                                   300              3,619
Primus Telecommunications Group, Inc.                            261              7,765
Procter & Gamble Co.                                           1,900            205,200
Prodigy Communications Corp.                                     100              2,706
Profit Recovery Group International, Inc.                        100              3,705
Programmers Paradise, Inc.                                       500              3,313
Progressive Corp. of Ohio                                        100              8,056
Project Software & Development, Inc.*                            100              8,925
Prologos Trust                                                   300              5,456
Promus Hotel Corp.                                               100              3,206
Protection One, Inc.                                             300                525
Protective Life Corp.                                            100              3,200
Protein Design Labs, Inc.*                                       100              4,000
Provident Bancorp, Inc.                                          100              3,944
Provident Bankshares Corp.                                       110              2,179
Providian Financial Corp.                                        150             11,869
Proxicom                                                         100              6,900
PS Group Holdings, Inc.                                          100              1,050
PSINet, Inc.*                                                    100              5,000
PSS World Medical, Inc.*                                         200              2,006
PSW Technologies, Inc.                                           400              4,750
Public Service Enterprise Group                                  400             14,000
Public Storage, Inc.                                             286              6,524
Puerto Rican Cement Co., Inc.                                    100              3,500

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Pulte Corp.                                                      100        $     2,006
PVF Capital                                                       10                126
Quaker Oats Co.                                                  200             13,050
Qualcomm, Inc.                                                   200             72,463
Quantum Corp.*                                                   300              4,725
Queens County Bancorp                                            100              2,900
Quiksilver, Inc.                                                 150              2,269
Quintiles Transnational Corp.*                                   200              4,413
Quorum Health Group, Inc.                                        100                894
Qwest Communications International, Inc.*                      1,032             35,282
R&B Falcon Corp.                                                 200              2,475
R&G Financial Corp.                                              100              1,100
R.H.Donnelley                                                    220              4,098
R.L.I. Corp.                                                     200              6,800
R.R. Donnelley & Sons Co.                                        200              4,800
Radian Group, Inc.                                               106              5,213
Rainbow Technologies, Inc.*                                      100              1,694
Rainforest Cafe, Inc.                                            100                475
Ralston Purina Group                                             500             14,844
Rare Hospitality International, Inc.                             200              4,250
Rational Software*                                               100              5,113
Rayovac Corp.                                                    100              2,419
Raytheon Co.-- Class B                                           500             15,344
Razorfish                                                        187             13,723
RCN Corp.                                                        100              4,513
Reader's Digest Assn., Inc.-- Class A                            100              2,900
RealNetworks, Inc.*                                              100             13,950
Red Hat                                                          100             21,000
Redback Networks                                                 100             13,994
Redwood Empire Bancorp                                           100              2,350
Reebok International Ltd.                                        200              1,800
Regions Financial Corp.                                          300              8,231
Reliance Group Holdings                                          200                800
Reliance Steel & Aluminum Co.                                     50              1,219
Reliant Energy                                                   500             12,406
Reliastar Financial Corp.                                        200              8,700
Renal Care Group, Inc.*                                          200              4,100
Republic Group, Inc.                                             100              1,588
Republic New York Corp.                                          100              7,069
Republic Srvices                                                 300              3,731
Resmed, Inc.*                                                    100              4,006
Rexall Sundown, Inc.*                                            200              2,050
Reynolds & Reynolds                                              200              3,875
Reynolds Metals Co.                                              100              6,256
RF Micro Devices, Inc.                                           100              6,794
RF Monolithics, Inc.                                             100                578
Rhythms Netconnections                                           100              3,525
Risk Capital Holdings, Inc.                                      100              1,294


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Rite Aid Corp.                                                   400        $     3,025
RJ Reynolds Tobacco Hldgs                                        199              4,262
Roanoke Electric Steel Corp.                                     100              1,625
Robert Half International, Inc.*                                 200              5,600
Rock of Ages Corp.                                               200              1,200
Rockwell International Corp.                                     300             14,888
Rohm & Haas Co.                                                  373             13,689
Rollins Truck Leasing Corp.                                      250              2,938
Roper Industries, Inc.                                           200              7,438
Ross Stores, Inc.*                                               100              1,919
Rouse Company                                                    100              2,194
Royal Caribbean Cruises Ltd.                                     300             14,813
RPM, Inc. (Ohio)                                                 200              2,350
RSA Security, Inc.*                                              100              3,725
Ruddick Corp.                                                    100              1,763
Rural/Metro Corp.                                                300              1,706
Ryans Family Steak Houses, Inc.*                                 200              1,975
Ryder Systems, Inc.                                              100              2,256
S&K Famous Brands, Inc.*                                         100                744
Sabre Group Holdings, Inc.                                       100              4,550
Safeco 200                                                     4,738
Safeguard Scientifics, Inc.*                                     100             11,113
Safety Components International, Inc.                            100                141
Safety-Kleen Corp.                                               300              3,525
Safeway, Inc.                                                    800             29,500
Saks, Inc.                                                       282              4,935
Sandisk Corp.*                                                   100              6,606
Sangstat Medical Corp.                                           100              2,356
Sanmina*                                                         100              9,613
Santa Fe Snyder Corp.                                            100                800
Sante Fe International Corp.                                     200              4,563
Sara Lee Corp.                                                 1,300             31,525
Sauer, Inc.                                                      200              2,588
SBC Communications, Inc.                                       5,007            260,051
Scana Corp.                                                      200              5,425
Schein (Henry), Inc.                                             100              1,281
Schering-Plough Corp.                                          2,200            112,475
Schlumberger Ltd.                                                800             48,050
School Speciality, Inc.                                           11                179
SCI Systems, Inc.*                                               100              6,788
Scientific-Atlanta, Inc.                                         100              5,831
Scios-Nova, Inc.*                                                100                381
SCM Microsystems, Inc.*                                          100              6,300
Scottish Power PLC                                               290             10,132
Scotts Company (The)*                                            100              4,019
SCPIE Holdings, Inc.                                             100              3,481
Scripps (E.W.) Co.                                               100              4,650
Seagate Technology, Inc.*                                        400             14,800

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Sealed Air Corp.-- New                                           153        $     7,191
Sears, Roebuck & Co.                                             600             20,513
Seitel, Inc.                                                     100                675
Sempra Energy                                                    450              8,325
Sensormatic Electronics Corp.                                    400              6,375
Sequa Corp.-- Class A                                            100              5,563
Serologicals Corp.*                                              100                713
Service Corp. International                                      400              3,025
The Servicemaster Co.                                            400              5,125
SFX Entertainment, Inc.-- Class A*                               150              5,063
Shared Medical Systems Corp.                                     100              4,375
Shaw Industries, Inc.                                            200              3,138
Sherwin Williams Co.                                             300              6,431
Shuffle Master, Inc.                                             100                806
Shurgard Storage Centers-- Class A                               100              2,231
SIEBL Systems, Inc.                                              200             14,025
Sigma Aldrich Corp.                                              200              5,725
Silicon Graphics, Inc.*                                          300              2,831
Simon Property Group, Inc.                                       300              6,994
Sky Financial Group, Inc.                                        100              2,319
SLI, Inc.*                                                       100              1,294
SLM Holding Corp.                                                250             12,391
SMART Modular Technologies, Inc.                                 100              4,200
Smith (A.O.) Corp.                                               150              3,300
Smith International, Inc.*                                       100              3,988
Smithfield Foods, Inc.*                                          100              2,563
Smucker (J.M.) Co.-- Class A                                     100              2,013
Smurfit-Stone Container Corp.                                    297              5,699
Snap-On Tools Corp.                                              100              3,025
Snyder Communications, Inc.                                      300              4,031
Sodexho Marriott Services                                        125              1,984
Sola International, Inc.                                         200              2,850
Solectron Corp.*                                                 400             32,950
Solutia, Inc.*                                                   200              3,000
Sonic Automotive, Inc.                                           200              1,800
Sonoco Products                                                  100              2,300
South Alabama Bancorp                                            100              1,400
Southdown, Inc.*                                                  88              4,065
Southern Banc Company                                            100                963
Southern Co.                                                   1,000             23,375
Southtrust Corp.                                                 250              9,703
Southwest Airlines Co.                                           900             14,681
Southwest Bancorp of Texas, Inc.                                 200              3,775
Sovereign Bancorp, Inc.                                          260              2,308
Specialty Care Network, Inc.                                     100                297
Speedfam-Ipec                                                    100              1,188
Speedway Motorsports, Inc.*                                      100              2,856
Spieker Properties, Inc.                                         100              3,500


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Spinnaker Industries, Inc.                                       100        $     1,313
Springs Industries, Inc.-- Class A                               100              4,000
Sprint Corp. (FON Group)                                       1,300             90,188
Sprint Corp. (PCS Group)*                                        650             59,638
SPX Corp.                                                         68              5,066
SS&C Technologies, Inc.                                          600              3,225
St Joe Company                                                   100              2,238
St. Jude Medical, Inc.                                           100              2,656
St. Paul Cos., Inc.                                              400             12,075
Stac Electrs                                                     100                606
Stage Stores, Inc.                                               100                319
Stanley Works                                                    100              3,113
Staples, Inc.                                                    650             15,275
Starbucks Corp.*                                                 300              7,969
Starmedia Network, Inc.                                          100              2,975
Starwood Hotels & Resorts Worldwide                              291              6,493
State Street Corp.                                               200             14,688
Statefed Financial Corp.                                         100              1,025
Steel Dynamics, Inc.                                             300              4,125
Sterile Recoveries                                               100                738
STERIS Corp.                                                     300              3,900
Sterling Commerce, Inc.                                          200              5,150
Stewart Enterprises, Inc.                                        200              1,019
Structural Dynamics Research Corp.*                              300              3,197
Stryker Corp.                                                    100              5,694
Styleclick.com, Inc.                                             200              2,900
Suiza Foods Corp.                                                100              3,594
Summit Bancorp                                                   300              9,788
Sun Healthcare Group, Inc.*                                      300                 14
Sun Microsystems, Inc.*                                        1,100            145,475
Sunbeam Oster Corp.                                              100                494
Sungard Data Systems, Inc.                                       100              2,225
Sunoco, Inc.                                                     200              5,113
Sunrise Assisted Living, Inc.                                    166              2,179
Suntrust Banks, Inc.                                             492             34,379
Superior Industries International, Inc.                          100              2,681
Superior Telecom, Inc.                                           125              2,039
SuperValu, Inc.                                                  200              3,888
SVI Holdings                                                     300              4,125
Sybron International Corp.                                       200              4,913
Sykes Enterprises, Inc.                                          100              3,994
Sylvan Learning Systems, Inc.*                                   100              1,319
Symantec Corp.                                                   100              4,669
Symbol Technologies, Inc.*                                       150              7,153
Synopsys, Inc.*                                                  100              7,238
Synovus Financial Corp.                                          450              9,000
Syntel, Inc.                                                     150              1,875
Synthetic Industries, Inc.                                       100              3,263

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Sysco Corp.                                                      500        $    19,031
T. Rowe Price                                                    200              7,200
Taco Cabana, Inc.                                                100                869
Talk.com                                                         500              8,438
Tandy Corp.                                                      300             22,988
Taubman Centers, Inc.                                            200              2,175
TBC Corp.*                                                       100                588
TCF Financial Corp.                                              100              2,831
Technisource                                                     100                413
TECO Energy, Inc.                                                200              4,000
Tektronix, Inc.                                                  100              3,400
Teledyne Technologies                                             42                378
Teleflex, Inc.                                                   100              3,419
Teleglobe, Inc.                                                  177              4,414
Telephone & Data Systems, Inc.                                   100             13,319
Tellabs, Inc.*                                                   600             38,925
Telxon Corp.                                                     100              1,575
Temple Inland, Inc.                                              100              5,725
Tenet Healthcare                                                 500             11,156
Tenneco Automotive                                                60                473
Teppco Partners, L.P.                                            200              3,675
Teradyne, Inc.                                                   200              8,713
Tetra Tech, Inc.*                                                250              2,844
Tetra Technologies, Inc.*                                        100                775
Texaco, Inc.                                                     800             48,750
Texas Industries, Inc.                                           100              3,625
Texas Instruments, Inc.                                        1,150            110,494
Texas Utilities Co.                                              400             14,325
Textron, Inc.                                                    200             14,213
Thermo Electron Corp.*                                           200              3,000
Thermo Fibertek, Inc.                                            100                706
Thermo Instrument Systems, Inc.*                                 200              2,363
Thermo Optek Corp.                                               100              1,006
Thermoquest Corp.                                                300              3,094
Thomas & Betts Corp.                                             100              4,100
Tibco Software, Inc.                                             100              9,700
Tidewater, Inc.                                                  100              3,194
Tier Technologies, Inc.                                          200              1,431
Tiffany & Co.                                                    100              7,750
Time Warner, Inc.                                              1,900            117,206
Times Mirror Co.-- Class A                                       100              6,456
Timken Company                                                   200              3,825
Titan International, Inc.                                        100                663
Titanium Metals Corp.                                            100                544
TJX Companies, Inc.                                              500             13,094
TMP Worldwide, Inc.                                              100              9,481
Todd-AO Corp.-- Class A                                          100              1,775
Tokheim Corp.*                                                   500              1,594


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Toll Brothers, Inc.*                                             200        $     3,575
Tompkins County Trustco, Inc.                                    200              6,000
Too, Inc.                                                        257              4,757
Tootsie Roll Industries, Inc.                                    100              3,194
Torchmark Corp.                                                  300              9,525
Toro Co.                                                         100              3,244
Tosco Corp.                                                      300              8,119
Total Renal Care Holdings*                                       200              1,425
Total System Services, Inc.                                      450              7,313
Toys R Us, Inc.                                                  400              7,000
Trammell Crow Co.                                                200              2,450
Transatlantic Holdings, Inc.                                     100              7,594
Transocean Offshore                                              200              5,638
Transportation Technologies                                      100              1,350
Travelers Property Casualty Corp.                                100              3,331
Trendwest Resorts, Inc.                                          100              2,063
Triarc Companies, Inc.-- Class A                                 200              3,888
Tribune Co.                                                      300             14,419
Trico Marine Services, Inc.                                      100                738
Tricon Global Restaaurants, Inc.                                 240              9,960
Trigon Healthcare, Inc.                                          100              2,944
Triquint Semiconductor, Inc.*                                    100              8,513
Trinity Industries, Inc.                                         100              2,925
True North Communications, Inc.                                  100              3,981
Trustmark Corp.                                                  100              2,300
TRW, Inc.                                                        200             10,438
TSI International Software                                       200              8,700
Tut Systems                                                      100              3,963
TV Guide                                                         100              6,347
Tyco International Ltd.                                          100              4,006
Tyson Foods, Inc.                                                400              6,950
U.S. BANCORP                                                   1,100             37,606
U.S. BANCORP, Inc.                                               200              2,475
U.S. Can Corp.*                                                  100              1,788
U.S. Foodservice                                                 200              3,625
U.S. Industries, Inc.                                            200              2,775
U.S. Office Prods Co.                                             25                 91
U.S. Trust Corp.                                                 100              7,956
U.S. West, Inc.                                                  708             43,940
U.S.A. Floral Products, Inc.                                     300                844
UAL Corp.                                                        100              6,875
uBid  100                                                      3,938
UCAR International, Inc.                                         100              2,238
Ultramar Diamond Shamrock Corp.                                  200              5,063
Unicom Corp.                                                     400             12,775
Union Carbide Corp. Holding Co.                                  200             11,700
Union Pacific Corp.                                              400             18,825
Union Pacific Resources Group, Inc.                              400              5,225

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                            November 30, 1999
(Unaudited)


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Union Planters Corp.                                             200        $     8,525
Unionbancal Corp.                                                200              8,813
Unisys Corp.                                                     500             14,375
United Asset Management Co.                                      100              1,931
United Bankshares, Inc.                                          100              2,475
United Healthcare Corp.                                          300             15,581
United Mobile Homes, Inc.                                        100                838
United States Cellular*                                          100             11,888
United Stationers, Inc.                                          200              4,650
United Technologies Corp.                                        755             42,703
Unitrin, Inc.                                                    100              3,731
Unity Bancorp                                                    105                788
Universal Health Services, Inc.                                  100              3,294
Univision Communications, Inc.*                                  100              8,750
Unocal Corp.                                                     400             13,275
Unova, Inc.-- W/I                                                300              3,938
UnumProvident Corp.                                              346             11,267
UroCor, Inc.                                                     100                338
URS Corp.*                                                       200              3,900
US Oncology, Inc.*                                               188                887
USA Networks, Inc.                                               200              8,000
USAir Group, Inc.*                                               100              2,794
Usana, Inc.                                                      200              1,225
USEC  300                                                      2,475
USG Corp.                                                        100              4,963
USInternetworking, Inc.                                          100              5,481
UST Corp.                                                        100              3,156
UST, Inc.                                                        300              7,988
USWeb Corp.                                                      100              4,144
USX Marathon Group                                               500             13,219
USX-U.S. Steel Group                                             100              2,531
Vail Resorts, Inc.*                                              100              1,719
Valuevision International, Inc.-- Class A*                       100              4,500
Valassis Communications                                           50              1,969
Valero Energy New                                                200              4,150
Valhi, Inc.                                                      200              2,163
Valley National Bancorp                                          236              5,930
Valspar Corp.                                                    100              3,919
Vastar Resources, Inc.                                           100              5,600
Venator Group                                                    100                688
Ventas, Inc.                                                     400              1,975
Ventiv Health                                                     33                262
Verio, Inc.                                                      100              3,594
Verisign, Inc.                                                   100             18,581
VERITAS Software Corp.*                                          300             27,469
Vertex Pharmaceuticals, Inc.*                                    100              2,656
Verticalnet Inc.*                                                100              8,763
VF Corp.                                                         200              5,975


                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Viacom, Inc.-- Class B                                         1,000        $    49,750
Viad Corp.                                                       100              2,631
Vicor Corp.*                                                     100              3,238
Vishay Intertechnology, Inc.*                                    131              3,798
Visio Corp.                                                      100              3,588
Vision Twenty-One, Inc.                                          500              2,156
VISX, Inc.*                                                      100              7,756
Vitech America, Inc.                                             100                761
Vitesse Semiconductor, Inc.                                      200              9,013
Vitria Technology Inc.                                           100              9,981
Vlasic Foods International                                        40                310
Voicestream Wireless Corp.                                       100              9,225
Vornado Operating, Inc.                                          107                622
Vornado Realty Trust                                             143              4,513
Vulcan Materials Co.                                             100              4,025
W.R. Grace & Co.-- W/I                                           200              2,725
Wabash National                                                  200              2,938
Wachovia Corp.                                                   300             23,231
Wal-Mart Stores, Inc.                                          6,500            374,563
Walgreen Co.                                                   1,500             43,688
Walker Interactive Systems, Inc.                                 100                581
Walt Disney Co.                                                3,000             83,625
Walter Industries, Inc.                                          200              2,125
Warner Lambert Co.                                             1,289            115,607
Washington Mutual, Inc.                                          886             25,694
Waste Management, Inc.                                           889             14,446
Water Pik Technologies                                            15                111
Waters Corp.                                                     100              4,900
Watkins-Johnson Co.                                              100              3,881
Watson Pharmaceuticals*                                          200              7,438
Wausau-Mosinee Paper Corp.                                       100              1,325
Weatherford International                                        200              6,988
Webb Interactive Services, Inc.                                  300              4,688
Webhire                                                          500              4,188
Weis Markets, Inc.                                               100              4,106
Wellpoint Health Networks, Inc.*                                 100              5,756
Wells Fargo Company                                            2,400            111,600
Wendys International, Inc.                                       200              4,413
West Marine, Inc.                                                100                856
West Teleservices                                                200              3,450
Westamerica BanCorp.                                             100              3,144
Western Digital Corp.*                                           200                788
Western Wireless Corp.                                           100              5,856
Westfield America, Inc.                                          200              2,700
Westinghouse Air Brake Co.                                       199              3,607
WestPoint Stevens, Inc.*                                         100              2,100
Westvaco Corp.                                                   200              6,038
Westwood One, Inc.*                                               50              2,863

ISI Strategy Fund, Inc.

Statement of Net Assets (concluded)                            November 30, 1999
(Unaudited)

                                                                                Market
                                                             Shares              Value
------------------------------------------------------------------------------------------
Common Stock--continued
Weyerhaeuser Co.                                                 300        $    18,375
Whirlpool Corp.                                                  100              6,100
Whitman Corporation                                              200              2,775
Whole Foods Market, Inc.                                         100              3,931
Wicor, Inc.                                                      200              6,000
Wiley (John) & Sons, Inc.-- Class A                              200              3,025
Willamette Industries, Inc.                                      200              8,275
Williams Clayton Energy, Inc.                                    100              1,488
Williams Companies, Inc.                                         600             20,250
Williams-Sonoma, Inc.*                                           100              5,450
Wilmington Trust Corp.                                           100              5,038
Windmere Corp.*                                                  300              4,294
Winn Dixie Stores, Inc.                                          300              7,856
WinStar Communications, Inc.*                                    100              5,075
Wisconsin Energy Corp.                                           200              3,975
Wm. Wrigley, Jr. Co.                                             200             16,638
Wolverine WorldWide, Inc.                                        200              2,188
Woodward Governor Co.                                            100              2,700
Workflow Management, Inc.                                         13                307
World Access, Inc.                                               400              6,075
Worthington Industries, Inc.                                     100              1,600
Wyndham Hotels                                                   321                903
XCL Ltd.                                                         100                 44
Xerox Corp.                                                    1,000             27,063
Xilinx, Inc.*                                                    200             17,900
Yahoo!, Inc.*                                                    367             78,224
Yardville National Bancorp                                       200              2,400
York International Corp.                                         100              2,231
Young & Rubicam                                                  100              5,219
Zenith Electronics Corp.*                                        100                  2
Ziff-Davis, Inc.                                                 200              3,688
Zions Bancorp.                                                   100              6,456
Zonagen, Inc.                                                    200              1,088
                                                                            -----------

Total Common Stock
(Cost $17,668,485)                                                          $20,940,768
                                                                            -----------


                                                             Principal
                                                               Value           Market
                                                               (000)           Value
-------------------------------------------------------------------------------------------
U.S. Treasury Bonds--31.3%
U.S. Treasury Bond
       8.750%, 5/15/17                                        $2,000        $ 2,431,562
      12.750%, 11/15/10                                        2,100          2,745,750
U.S. Treasury STRIP
       8/15/15                                                 8,000          2,813,624
U.S. Treasury Bill
       5.280%, 1/13/00                                         5,000          4,968,228
                                                                            -----------
Total U.S. Treasury Bonds
(Cost $12,870,051)                                                           12,959,164
                                                                            -----------
Repurchase Agreements--18.0%
Goldman Sachs & Co., 5.55% Dated
      11/30/99, to be repurchased on
      12/1/99, collateralized by U.S.
      Treasury Bonds with a market
      value of $7,447,148. (Cost 7,446,000)                    7,446          7,446,000
                                                                            -----------
Total Investments--100.0%
(Cost $37,984,536)**                                                         41,345,932
                                                                            -----------

Other Assets in Excess of Liabilities--0.0%                                  (4,930,440)
                                                                            -----------

Net Assets--100.0%                                                          $36,415,492
                                                                            ===========

Net Asset Value and Redemption
   Price Per Share
   ($36,415,492 / 2,980,936)                                                     $12.22
                                                                                 ======

Maximum Offering Price Per Share
   ($12.22 / 0.9555)                                                             $12.79
                                                                                 ======


----------
** Non-income producing security.
** Aggregate cost for federal tax purposes was $38,000,272.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Statement of Operations
(Unaudited)

                                                                    For the Six
                                                                    Months Ended
                                                                 November 30, 1999
----------------------------------------------------------------------------------
INVESTMENT INCOME:
         Dividends                                                  $  179,846
         Interest                                                      376,731
                                                                    ----------
               Total income                                            556,577
                                                                    ----------

EXPENSES:
         Investment advisory fee                                        72,218
         Distribution fee                                               45,136
         Legal fee                                                      20,442
         Registration fee                                               18,636
         Administration fee                                             17,565
         Accounting fee                                                 17,352
         Printing and postage                                           16,492
         Audit fee                                                      15,304
         Transfer agent fee                                              5,354
         Custodian fee                                                   4,000
         Miscellaneous                                                   9,152
                                                                    ----------
               Total expenses                                          241,651
         Less: Fees waived                                             (61,538)
                                                                    ----------
               Net expenses                                            180,113
                                                                    ----------
         Net investment income                                         376,464
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain from security transactions                  756,089
         Change in unrealized appreciation/depreciation
           of investments                                              125,294
                                                                    ----------
         Net gain on investments                                       881,383
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,257,847
                                                                    ==========


----------
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Statement of Changes in Net Assets
(Unaudited)

                                                                   For the
                                                                  Six Months                       For the
                                                                    Ended                         Year Ended
                                                              November 30, 1999                  May 31, 1999
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:
         Net investment income                                   $   376,464                     $   478,431
          Net realized gain from security
               transactions                                          756,089                         173,372
          Change in unrealized appreciation/
               depreciation of investments                           125,294                       2,351,825
                                                                 -----------                     -----------
          Net increase in net assets
               resulting from operations                           1,257,847                       3,003,628
                                                                 -----------                     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
          Net investment income                                     (330,858)                       (440,554)
          Net realized long-term and mid-term gains                       --                        (369,934)
                                                                 -----------                     -----------
          Total Distributions                                       (330,858)                       (810,488)
CAPITAL SHARE TRANSACTIONS:
          Proceeds from sale of shares                             1,379,964                      17,040,574
          Value of shares issued in reinvestment
               of dividends                                          288,550                         713,228
          Cost of shares repurchased                              (1,914,246)                     (2,432,446)
                                                                 -----------                     -----------
          Increase (decrease) in net assets derived
               from capital share transactions                      (245,732)                     15,321,356
                                                                 -----------                     -----------
          Total increase in net assets                               681,257                      17,514,496

NET ASSETS:
          Beginning of period                                     35,734,235                      18,219,739
                                                                 -----------                     -----------
          End of period (including undistributed
               net investment income of $150,335
               and $99,187, respectively)                        $36,415,492                     $35,734,235
                                                                 ===========                     ===========


----------
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Financial Highlights (For a share outstanding throughout the period)

                                                            For the                                             For the Period
                                                          Six Months                     For the             September 16, 1997(2)
                                                             Ended                     Year Ended                   through
                                                     November 30, 1999(1)             May 31, 1999               May 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value at beginning of period                $  11.91                     $   11.00                  $  10.00
                                                            --------                     ---------                  --------
Income from Investment Operations:
      Net investment income                                     0.13                          0.21                      0.13
      Net realized and unrealized gain on investments           0.29                          1.10                      0.96
                                                            --------                     ---------                  --------
      Total from Investment Operations                          0.42                          1.31                      1.09
                                                            --------                     ---------                  --------
Less Distributions:
      Distributions from net investment income                 (0.11)                        (0.21)                    (0.09)
      Distributions from short-term and long-term gains        (0.19)                           --
                                                            --------                     ---------                  --------
      Total distributions                                      (0.11)                        (0.40)                    (0.09)
                                                            --------                     ---------                  --------
      Net asset value at end of period                      $  12.22                     $   11.91                  $  11.00
                                                            ========                     =========                  ========
Total Return                                                    3.55%                        12.15%                    10.94%
Ratios to Average Daily Net Assets:
      Expenses(3)                                               1.00%(5)                      1.00%                     1.00%(5)
      Net investment income(4)                                  2.09%(5)                      1.81%                     2.03%(5)
Supplemental Data:
      Net assets at end of period (000)                     $ 36,415                     $  35,734                  $ 18,220
      Portfolio turnover rate                                  33.41%                        31.93%                    20.08%


----------
(1) Unaudited.
(2) Commencement of operations.
(3) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 1.34%, 1.68% and 2.25% for the period ended November 30, 1999, the year ended May 31,1999 and the period ended May 31, 1998, respectively.
(4) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 1.75%, 1.12% and 0.78% for the period ended November 30, 1999, the year ended May 31, 1999 and the period ended May 31, 1998, respectively.
(5) Annualized.

See Notes to Financial Statements.

Notes to Financial Statements


A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and began operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

    The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

    As a result, the Fund has made no provision for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the six months ended November 30, 1999, ISI waived fees in the amount of $61,538.

    Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

    The Fund is a member of the ISI family of Funds ("ISIFunds"). Investment Company Capital Corp ("ICC") provides administrative services to the ISI Funds for which the ISI Funds pay ICC a fee that is based on their combined net assets and is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. Prior to June 1, 1999 ICC charged the Fund separately at the annual rate of .12% of the Fund's net assets. ICC agreed to waive its fee for the first year of the Fund's operations. For the six months ended November 30, 1999, ICC's fee was $17,565 of which $3,235 was payable at the end of the period.

    Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICC.

    ICC also provides accounting services, to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the six months ended November 30, 1999, ICC's fee was $17,352 of which $2,873 was payable at the end of the period.

    ICC also provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six months ended November 30, 1999, ICC's fee was $5,354, of which $4,800 was payable at the end of the period.

    ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the six months ended November 30, 1999, ISI Group's fee was $45,136, of which $7,520 was payable at the end of the period.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended November 30, 1999 was $534 and the accrued liability was $2,253.

Notes to Financial Statements (concluded)

C. Capital Share Transactions-- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:


                                                                 For the
                                        For the                   Period
                                      Six Months            Sept. 16, 1997(1)
                                         Ended                    through
                                    Nov. 30, 1999(2)           May 31, 1998
                                    ----------------        -----------------
 Shares sold                              115,354                 1,744,374
 Shares issued to share-
      holders on reinvest-
      ment of dividends                    24,070                     9,391
 Shares redeemed                         (159,780)                  (96,939)
                                    -------------               -----------
 Net increase/decrease
      in shares outstanding               (20,356)                1,656,826
                                    =============               ===========
 Proceeds from sales
      of shares                     $   1,379,964               $18,021,106
 Value of reinvested
      dividends                           288,550                    99,815
 Cost of shares
      redeemed                         (1,914,246)               (1,044,831)
                                    -------------               -----------
 Net increase/decrease
      from capital share
      transactions                  $    (245,732)              $17,076,090
                                    =============               ===========


----------
1 Commencement of operations.
2 Unaudited.


D. Investment Transactions-- Excluding short-term obligations, purchases of investment securities aggregated $8,940,661 and sales of investment securities aggregated $14,191,468 for the six months ended November 30, 1999.

    On November 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,089,443 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,743,783.

E.  Net Assets -- On November 30, 1999, net assets consisted of:


    Paid-in capital                                       $32,151,714

     Accumulated net realized gain
         from security transactions                           752,047

     Unrealized appreciation
         of investments                                     3,361,396

     Undistributed net investment
         income                                               150,335
                                                          -----------
                                                          $36,415,492
                                                          ===========


          This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.


28


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